OTHER COMPREHENSIVE INCOME - Amounts reclassified out of accumulated other comprehensive income (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Income taxes (benefit)	¥ 183,125	¥ 238,094	¥ (105,651)
Net income (loss)	411,875	(220,203)	443,552
Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Net income (loss)	1,388	1,079	(112)
Adjustments related to retirement and severance benefits | Amount reclassified from other comprehensive income
Amounts reclassified out of accumulated other comprehensive income into consolidated statements of income
Net periodic pension costs	2,001	1,594	(174)
Income taxes (benefit)	(613)	(515)	62
Net income (loss)	¥ 1,388	¥ 1,079	¥ (112)